As filed with the Securities and Exchange Commission on April 9, 2012

Securities Act File No. 333-176541

Investment Company Act File No. 811-22602

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ x]

Pre-Effective Amendment No.

[   ]

Post-Effective Amendment No. 1

[   ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ x]

Amendment No. 3

[   ]

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, Suite 1450

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 2041 West 141st Terrace, Suite 119 Leawood, KS 66224

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[   ] On (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] On (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ]On (date) pursuant to paragraph (a)(2) of Rule 485

[   ] As soon as practicable after the effective date of this registration statement

_________________________________

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Pre-Effective Amendment No. 2 filed on March 15, 2012 (which was subsequently declared effective on March 16, 2012) and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Chicago in the State of Illinois, on the 9th day of April, 2012.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart, Trustee and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 9thday of April, 2012.

By:

/s/ Daniel T. Hart

Daniel T. Hart, Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers, Treasurer and Principal Financial Officer

______*_________

Leif Bollinger, Trustee

_____*___________

John Myers, Trustee

*By: Daniel T. Hart

Attorney-in-fact pursuant to Powers of Attorney filed herewith.